Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

5. Intangible Assets, Net

The gross carrying amount and accumulated amortization of separately identifiable intangible assets are as follows:

	As of December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patent	$7,000	$(4,083)	$2,917
Trademark	45,000	(17,000)	28,000
Total intangible assets	$52,000	$(21,083)	$30,917

	As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patent	$7,000	$(3,617)	$3,383
Trademark	45,000	(14,000)	31,000
Total intangible assets	$52,000	$(17,617)	$34,383

Amortization expense for each of the years ended December 31, 2021 and 2020 was $3,466.

Estimated amortization expense for all intangible assets subject to amortization in future years is expected to be:

Years ended December 31,	Amortization
2022	$3,467
2023	3,467
2024	3,467
2025	3,467
Thereafter	17,049
Total	$30,917